Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended	183 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.66%		6.66%				3.05%		5.81%
Performance Inception Date	Oct. 01, 2008
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		11.22%		7.13%				3.25%		5.92%
Performance Inception Date	Oct. 01, 2008
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.39%		7.13%				3.03%		5.78%
Performance Inception Date	Oct. 01, 2008
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		13.36%		7.08%				3.21%		5.89%
Performance Inception Date	Oct. 01, 2008
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		15.00%		7.68%				3.40%		5.92%
Performance Inception Date	Oct. 01, 2008
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.44%		8.12%				3.84%		6.39%
Performance Inception Date	Oct. 01, 2008
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.24%		7.91%				3.63%		6.19%
Performance Inception Date	Oct. 01, 2008
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.59%		8.21%				3.91%		6.47%
Performance Inception Date	Oct. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.99%		7.36%				3.19%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.83%		6.51%				3.10%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.69%		8.32%	6.61%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		15.57%	9.29%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		15.65%	9.34%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.39%		7.16%				2.94%		5.54%
Performance Inception Date	Oct. 01, 2008
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.45%		7.15%				2.87%		5.40%
Performance Inception Date	Oct. 01, 2008
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		14.98%		7.63%				3.35%		5.89%
Performance Inception Date	Oct. 01, 2008
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.29%		7.96%				3.67%		6.22%
Performance Inception Date	Oct. 01, 2008
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		15.62%		8.29%				3.99%		6.54%
Performance Inception Date	Oct. 01, 2008
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		15.72%		8.33%				4.04%	7.41%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		14.77%		7.47%			3.01%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		15.50%		8.17%		5.87%
Performance Inception Date	Nov. 20, 2015
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.62%		7.08%				3.83%		4.83%